Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Production license
Intangible assets, net
Intangible Assets, Net

12.Intangible Assets, Net

Intangible assets consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,432,054
Accumulated amortization	(22,957,458)	(26,783,701)	(4,124,631)

Total intangible assets, net	5,822,528	1,996,285	307,423

The amortization expenses for the years ended December 31, 2013, 2014 and 2015 were RMB3,826,243, RMB3,826,243 and RMB 3,826,243 ($589,233), respectively. No provision for impairment loss has been charged for the years ended December 31, 2013, 2014 and 2015.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2016	1,996,285